Earnings per share	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Earnings per share

Note 10 Earnings per share

	For the three months ended
(Millions of Canadian dollars, except share and per share amounts)	January 31 2026	January 31 2025
Basic earnings per share
Net income	$5,785	$5,131
Dividends on preferred shares and distributions on other equity instruments	(141)	(118)
Net income attributable to non-controlling interests	(1)	(2)
Net income available to common shareholders	$5,643	$5,011
Weighted average number of common shares (in thousands)	1,398,580	1,413,937
Basic earnings per share (in dollars)	$4.03	$3.54
Diluted earnings per share
Net income available to common shareholders	$5,643	$5,011
Weighted average number of common shares (in thousands)	1,398,580	1,413,937
Stock options (1)	3,304	2,565
Average number of diluted common shares (in thousands)	1,401,884	1,416,502
Diluted earnings per share (in dollars)	$4.03	$3.54

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2026, an average of
396,760 outstanding options
with an average exercise price of $230.00

were excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2025, an average of 459,803 outstanding options with an average exercise price of $177.97 were excluded from the calculation of diluted earnings per share.